Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2014
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 5
Central Index Key	dei_EntityCentralIndexKey	0001090155
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 25, 2014
Document Effective Date	dei_DocumentEffectiveDate	Sep. 25, 2014
Prospectus Date	rr_ProspectusDate	Sep. 25, 2014